Schedule of movements in deferred tax liabilities (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Deferred Tax Liabilities
Deferred tax liabilities, balance		$ 79,348	$ 96,856
Recognized in profit or loss		(11,124)	(17,508)
Deferred tax liabilities, balance	$ 52,263	$ 68,224	$ 79,348